American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
July 31, 2023

Heritage Fund - Schedule of Investments
JULY 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%
Aerospace and Defense — 3.7%
CAE, Inc.(1)	1,540,208	35,192,406
Curtiss-Wright Corp.	530,625	101,540,400
HEICO Corp.	413,962	72,849,033
		209,581,839
Automobile Components — 2.5%
Aptiv PLC(1)	913,134	99,979,042
Mobileye Global, Inc., Class A(1)	1,088,459	41,557,364
		141,536,406
Beverages — 2.3%
Celsius Holdings, Inc.(1)	870,075	125,899,852
Biotechnology — 5.3%
Amicus Therapeutics, Inc.(1)	3,457,288	47,088,263
BioMarin Pharmaceutical, Inc.(1)	446,165	39,231,288
Cytokinetics, Inc.(1)	1,535,499	51,208,892
Neurocrine Biosciences, Inc.(1)	841,516	85,742,065
Sarepta Therapeutics, Inc.(1)	516,559	55,989,830
Viking Therapeutics, Inc.(1)	1,194,918	17,326,311
		296,586,649
Broadline Retail — 0.2%
Etsy, Inc.(1)	128,209	13,032,445
Building Products — 1.5%
Trane Technologies PLC	429,972	85,753,616
Capital Markets — 5.6%
Ares Management Corp., Class A	944,152	93,678,761
LPL Financial Holdings, Inc.	436,102	100,024,355
MSCI, Inc.	223,572	122,535,342
		316,238,458
Chemicals — 2.4%
Avient Corp.	1,540,294	62,428,116
Element Solutions, Inc.	3,549,329	74,393,936
		136,822,052
Commercial Services and Supplies — 1.8%
Republic Services, Inc.	668,076	100,952,964
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	266,967	41,403,912
Containers and Packaging — 1.2%
Avery Dennison Corp.	372,626	68,566,910
Electrical Equipment — 4.2%
AMETEK, Inc.	634,580	100,644,388
Plug Power, Inc.(1)(2)	769,687	10,098,293
Regal Rexnord Corp.	583,454	91,123,846
Vertiv Holdings Co., Class A	1,371,930	35,683,899
		237,550,426
Electronic Equipment, Instruments and Components — 2.7%
Cognex Corp.	1,295,862	70,779,983
Keysight Technologies, Inc.(1)	497,355	80,113,943
		150,893,926

Entertainment — 2.8%
Spotify Technology SA(1)	619,275	92,525,878
Take-Two Interactive Software, Inc.(1)	416,970	63,771,392
		156,297,270
Financial Services — 0.9%
Adyen NV(1)	28,099	52,152,156
Food Products — 2.8%
Hershey Co.	678,195	156,873,285
Ground Transportation — 1.3%
Norfolk Southern Corp.	317,869	74,251,020
Health Care Equipment and Supplies — 4.6%
DexCom, Inc.(1)	1,054,358	131,330,833
GE HealthCare Technologies, Inc.	505,303	39,413,634
Glaukos Corp.(1)	603,759	46,573,969
Lantheus Holdings, Inc.(1)	441,603	38,194,243
		255,512,679
Health Care Providers and Services — 0.5%
R1 RCM, Inc.(1)	1,543,828	26,677,348
Hotels, Restaurants and Leisure — 6.0%
Airbnb, Inc., Class A(1)	929,629	141,480,237
Chipotle Mexican Grill, Inc.(1)	20,349	39,930,436
Hilton Worldwide Holdings, Inc.	985,194	153,187,815
		334,598,488
Insurance — 1.1%
Ryan Specialty Holdings, Inc., Class A(1)	1,447,962	62,754,673
Interactive Media and Services — 1.0%
Match Group, Inc.(1)	1,170,244	54,428,048
IT Services — 1.3%
Cloudflare, Inc., Class A(1)	1,066,610	73,350,770
Life Sciences Tools and Services — 8.3%
Agilent Technologies, Inc.	790,053	96,204,754
Avantor, Inc.(1)	1,405,093	28,902,763
Bio-Techne Corp.	1,032,880	86,142,192
IQVIA Holdings, Inc.(1)	568,520	127,212,035
Mettler-Toledo International, Inc.(1)	103,059	129,593,601
		468,055,345
Machinery — 2.0%
Graco, Inc.	581,922	46,163,872
Parker-Hannifin Corp.	166,552	68,287,986
		114,451,858
Media — 2.2%
Trade Desk, Inc., Class A(1)	1,327,645	121,160,883
Metals and Mining — 0.3%
Capstone Copper Corp.(1)	3,133,774	16,374,097
Oil, Gas and Consumable Fuels — 3.6%
Excelerate Energy, Inc., Class A	910,314	19,316,863
Hess Corp.	1,197,801	181,742,346
		201,059,209
Professional Services — 3.8%
Jacobs Solutions, Inc.	733,077	91,935,187
Paycom Software, Inc.	161,286	59,475,825
Verisk Analytics, Inc.	278,354	63,726,365
		215,137,377

Semiconductors and Semiconductor Equipment — 5.7%
Enphase Energy, Inc.(1)	463,779	70,415,566
Marvell Technology, Inc.	823,285	53,620,552
Monolithic Power Systems, Inc.	143,291	80,169,882
Teradyne, Inc.	1,005,643	113,577,320
		317,783,320
Software — 11.4%
Cadence Design Systems, Inc.(1)	407,721	95,410,791
Datadog, Inc., Class A(1)	815,067	95,134,620
DocuSign, Inc.(1)	1,085,716	58,433,235
HubSpot, Inc.(1)	232,639	135,058,572
Manhattan Associates, Inc.(1)	494,186	94,201,735
Palantir Technologies, Inc., Class A(1)	3,846,295	76,310,493
Palo Alto Networks, Inc.(1)	341,337	85,320,597
		639,870,043
Specialty Retail — 2.3%
Burlington Stores, Inc.(1)	401,837	71,374,288
Chewy, Inc., Class A(1)	769,770	26,095,203
Five Below, Inc.(1)	160,607	33,460,862
		130,930,353
Textiles, Apparel and Luxury Goods — 1.8%
lululemon athletica, Inc.(1)	83,904	31,760,181
On Holding AG, Class A(1)	1,859,293	66,934,548
		98,694,729
TOTAL COMMON STOCKS (Cost $4,338,223,637)		5,495,232,406
SHORT-TERM INVESTMENTS — 2.3%
Discount Notes(3) — 0.5%
Federal Home Loan Bank Discount Notes, 5.34%, 8/1/23	31,471,000	31,471,000
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	140,722	140,722
Repurchase Agreements — 1.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 4.50%, 8/15/39 - 2/15/51, valued at $18,393,707), in a joint trading account at 5.27%, dated 7/31/23, due 8/1/23 (Delivery value $18,003,626)		18,000,991
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 8/15/32, valued at $83,501,355), at 5.28%, dated 7/31/23, due 8/1/23 (Delivery value $81,876,007)		81,864,000
		99,864,991
TOTAL SHORT-TERM INVESTMENTS (Cost $131,476,713)		131,476,713
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $4,469,700,350)		5,626,709,119
OTHER ASSETS AND LIABILITIES — (0.1)%		(4,608,242)
TOTAL NET ASSETS — 100.0%		$5,622,100,877

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,786,469	USD	1,347,135	Goldman Sachs & Co.	9/29/23	$8,695
USD	40,807,696	CAD	53,654,571	Goldman Sachs & Co.	9/29/23	86,888
USD	1,041,614	CAD	1,381,011	Goldman Sachs & Co.	9/29/23	(6,495)
USD	1,274,442	CAD	1,685,953	Goldman Sachs & Co.	9/29/23	(5,102)
USD	1,444,298	CAD	1,902,782	Goldman Sachs & Co.	9/29/23	192
USD	1,279,000	CAD	1,689,837	Goldman Sachs & Co.	9/29/23	(3,491)
USD	1,022,166	CAD	1,347,547	Goldman Sachs & Co.	9/29/23	(547)
EUR	1,613,445	USD	1,777,258	Bank of America N.A.	9/29/23	1,754
EUR	1,714,601	USD	1,872,795	JPMorgan Chase Bank N.A.	9/29/23	17,754
USD	7,277,613	EUR	6,641,188	Bank of America N.A.	9/29/23	(45,076)
USD	8,994,233	EUR	8,197,614	Bank of America N.A.	9/29/23	(44,597)
USD	17,444,132	EUR	15,913,856	JPMorgan Chase Bank N.A.	9/29/23	(102,760)
USD	1,590,268	EUR	1,456,652	JPMorgan Chase Bank N.A.	9/29/23	(15,862)
USD	1,518,513	EUR	1,350,438	JPMorgan Chase Bank N.A.	9/29/23	29,497
USD	1,368,473	EUR	1,213,877	JPMorgan Chase Bank N.A.	9/29/23	30,031
USD	2,969,340	EUR	2,690,760	JPMorgan Chase Bank N.A.	9/29/23	2,461
USD	8,994,898	EUR	8,197,614	Morgan Stanley	9/29/23	(43,933)
						$(90,591)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
EUR	–	Euro
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $713,387. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $659,049, all of which is securities collateral.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,391,513,747	$103,718,659	—
Short-Term Investments	140,722	131,335,991	—
	$5,391,654,469	$235,054,650	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$177,272	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$267,863	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.